FINANCIAL INSTRUMENTS - Classification of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	$ 631,570	$ 369,353
Amortized cost | Accounts payable and accrued liabilities
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	135,644	85,982
Amortized cost | Borrowings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	494,273	270,646
Amortized cost | Amounts due to former shareholders of Polyair
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	1,653
Amortized cost | Call option redemption liability
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities		12,725
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	10,499
Fair value through earnings | Non-controlling interest put options
Disclosure of financial assets and liabilities [Line Items]
Financial liabilities	10,499
Amortized cost
Disclosure of financial assets and liabilities [Line Items]
Financial assets	152,759	118,169
Amortized cost | Cash
Disclosure of financial assets and liabilities [Line Items]
Financial assets	18,651	9,093
Amortized cost | Trade receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	129,285	106,634
Amortized cost | Supplier rebates and other receivables
Disclosure of financial assets and liabilities [Line Items]
Financial assets	4,823	2,442
Fair value through earnings
Disclosure of financial assets and liabilities [Line Items]
Financial assets	339
Fair value through earnings | Interest rate swap agreements
Disclosure of financial assets and liabilities [Line Items]
Financial assets	339
Derivatives used for hedging (fair value through OCI)
Disclosure of financial assets and liabilities [Line Items]
Financial assets	2,266	2,139
Derivatives used for hedging (fair value through OCI) | Interest rate swap agreements | Cash flow hedges
Disclosure of financial assets and liabilities [Line Items]
Financial assets	$ 2,266	$ 2,139